Digital Assets - Schedule of Digital Asset Holdings (Details)	12 Months Ended
Mar. 31, 2026 USD ($)
Schedule of Digital Asset Holdings [Line Items]
Fair Value	$ 389,758
Cost	500,000
Revaluation Decrease	$ (110,242)
Bitcoin [Member]
Schedule of Digital Asset Holdings [Line Items]
Quantity	3.25
Fair Value per Unit	$ 68,235
Fair Value	221,762
Cost	272,445
Revaluation Decrease	$ (50,683)
Ethereum [Member]
Schedule of Digital Asset Holdings [Line Items]
Quantity	35
Fair Value per Unit	$ 2,104
Fair Value	73,634
Cost	97,402
Revaluation Decrease	$ (23,768)
Solana [Member]
Schedule of Digital Asset Holdings [Line Items]
Quantity	1,024
Fair Value per Unit	$ 83
Fair Value	85,064
Cost	120,855
Revaluation Decrease	$ (35,791)
Tether [Member]
Schedule of Digital Asset Holdings [Line Items]
Quantity	1,000
Fair Value per Unit	$ 1
Fair Value	1,000
Cost	1,000
Revaluation Decrease
USD Coin [Member]
Schedule of Digital Asset Holdings [Line Items]
Quantity	1,000
Fair Value per Unit	$ 1
Fair Value	1,000
Cost	1,000
Revaluation Decrease
Cash (USD) [Member]
Schedule of Digital Asset Holdings [Line Items]
Quantity	7,298
Fair Value per Unit	$ 1
Fair Value	7,298
Cost	7,298
Revaluation Decrease